Note 6 - Real Estate Assets Held for Sale - Real Estate Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Real estate held for sale - current	$ 45,353	$ 44,089
Liabilities related to real estate held for sale - current	1,353	23,095
Net real estate held for sale	$ 44,000	$ 20,994